Supplemental information with respect to cash flows	12 Months Ended
Dec. 31, 2023
Supplemental Cash Flow Elements [Abstract]
Supplemental information with respect to cash flows

13. Supplemental information with respect to cash flows

 Scheduled of cash flows information

Year Ended December 31,	2023	2022	2021
Reclassification of additional paid-in capital on exercise of stock options and warrants	$1,653,289	$—	$41,271
Ordinary shares issued to retire accounts payable (notes 6(b)(ii), 6(b)(iii), 6(b)(viii) and 6(b)(xiii))	$294,000	$125,000	$194,186
Options exercised for settlement of debt (note 6(b)(iv))	$75,000	$—	$—
Ordinary shares issued to retire interest payable and promissory notes payable	$24,000	$—	$23,000
Additional paid-in capital on KWC loan payable (note 4(d))	$—	$113,912	$—

Cash interest paid on the line of credit has been reclassified from financing activities to operating activities for comparative periods.